EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

8.	EARNINGS PER SHARE

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year and net income attributable to the Company. The impact of stock options using the treasury stock method was dilutive in 2020 and 2019 as the exercise price was lower than the average share price and therefore 129,000 and 141,000 options were included in the denominator, respectively. The impact of stock options using the treasury stock method was anti-dilutive in 2018 as the exercise price was higher than the average share price and, therefore 1,317,000 options were excluded from the denominator in the calculation for 2018.

The 16,035,856 shares issued to Trafigura as consideration as part of the Acquisition were legally issued and outstanding as of the grant date on August 23, 2019 and were therefore included in share capital from this date. Trafigura was the beneficial owner of the shares, was entitled to exercise voting rights, and was also eligible for any dividends if-and-when declared. ASC
260 defines issued shares that are held in escrow and all or part must be returned if specified conditions are not met as "contingently returnable". The shares issued as part of the Acquisition were treated as contingently returnable shares for the purpose of calculating earnings per share as they were held in escrow until such date after November 30, 2019 that Trafigura wished to dispose of such shares, in which case they could be removed from escrow and sold, with the proceeds being placed in a cash escrow account until closing of the Acquisition. Shares not disposed of prior to closing of the Acquisition remained in the escrow account until the closing of the Acquisition which took place on March 16, 2020. In the year ended December 31, 2020, 2,041,795 shares were treated as contingently returnable and have been excluded from the denominator in the calculation of basic earnings per share and included in the denominator in the calculation of diluted earnings per share until the closing date. Following the closing of the Acquisition on March 16, 2020, all shares have been released from the escrow account and are included in the weighted average number of ordinary shares from the date of release from that account as they are no longer contingently returnable.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2020	2019	2018
Net income (loss) attributable to the Company	412,875	139,972	(8,880)

(in thousands)	2020	2019	2018
Weighted average number of shares	195,637	173,576	169,810
Dilutive effect of contingently returnable shares	2,042	5,598	—
Dilutive effect of share options	129	141	—
Denominator for diluted earnings per share	197,808	179,315	169,810

	2020	2019	2018
Cash dividends per share declared	$1.60	$0.10	$0.00